Document and Entity Information	Apr. 11, 2025
Cover [Abstract]
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0001745059
Document Type	8-K
Document Period End Date	Apr. 11, 2025
Entity Registrant Name	ANGEL OAK FINANCIAL STRATEGIES INCOME TERM TRUST
Entity File Number	811-23358
Entity Tax Identification Number	83-1328557
Entity Address, Address Line One	3344 Peachtree Road NE
Entity Address, Address Line Two	Suite 1725
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	(404)
Local Phone Number	953-4900
Security 12b Title	Common Shares of Beneficial Interest
Trading Symbol	FINS
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false